Employee Benefits - Additional Information (Details) - Employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Full-time equivalents	310		539
Technology and Product Engineers and Related Roles
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of employee benefits	38.00%	39.00%